Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Book Value per Share (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$7,931,487	$12,238,436	$2,515,877	$3,829,745	$89	$112	$322.1	$25.54
2022	$5,474,844	$5,004,886	$2,831,491	$2,750,584	$63	$80	$292.9	$21.76
2021	$4,970,949	$4,032,083	$2,605,661	$2,534,488	$66	$91	$231.1	$18.23
2020	$3,877,097	$2,139,912	$2,286,214	$508,046	$68	$86	$171.6	$15.45

Company Selected Measure Name	BVPS
Named Executive Officers, Footnote	Our PEO and Non-PEO NEOs for each applicable year were as follows:
•2023: Mr. Pollitzer served as our PEO and Messrs. Shuster, Mallela, Leatherberry and Smith served as our non-PEO NEOs.
•2022: Mr. Pollitzer served as our PEO and Messrs. Shuster, Mallela, Leatherberry and Smith served as our non-PEO NEOs.
•2021: Ms. Claudia Merkle served as our PEO and Messrs. Shuster, Pollitzer (as our Chief Financial Officer), Leatherberry, and Patrick Mathis served as our non-PEO NEOs.
	•2020: Ms. Merkle served as our PEO and Messrs. Shuster, Pollitzer (as our Chief Financial Officer), Leatherberry, and Patrick Mathis served as our non-PEO NEOs.
Peer Group Issuers, Footnote	The peer group used by the Company consists of the companies, including Essent Group Ltd., MGIC Investment Corporation, and Radian Group Inc., used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount	$ 7,931,487	$ 5,474,844	$ 4,970,949	$ 3,877,097
PEO Actually Paid Compensation Amount	$ 12,238,436	5,004,886	4,032,083	2,139,912
Adjustment To PEO Compensation, Footnote	The "2023 Summary Compensation Table" totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments as set forth in the below table, per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”. We did not make any assumptions in valuation that differs materially from those disclosed as of the grant date of such equity awards with respect to the amounts added relative to stock and option awards.

Adjustments to Determine "Compensation Actually Paid”
	2023		2022		2021		2020
	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	7,931,487	2,515,877	5,474,844	2,831,491	4,970,949	2,605,661	3,877,097	2,286,214
Adjustments
Deduction for Grant Date Fair Value of Awards Granted During Year	(4,274,972)	(977,983)	(3,000,000)	(1,540,534)	(2,315,962)	(991,737)	(2,099,940)	(1,012,344)
Adjustment for Fair Value of Equity Calculated Using SEC Methodology (a)
(i) Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	5,480,828	1,253,846	2,427,410	1,246,502	1,100,082	942,150	1,534,311	739,664
(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	2,582,252	818,534	13,051	72,727	258,291	22,031	(715,470)	(588,813)
(iii) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	518,841	219,471	89,581	140,398	18,723	(43,617)	(456,086)	(916,675)
Compensation Actually Paid	12,238,436	3,829,745	5,004,886	2,750,584	4,032,083	2,534,488	2,139,912	508,046
	Compensation Actually Paid excludes the Stock Awards column from the relevant fiscal year’s "Summary Compensation Table" total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, where applicable to us: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The Company does not maintain, nor do the NEOs participate in, any defined benefit or actuarial pension plans for which adjustments were required pursuant to Item 402(v).
Non-PEO NEO Average Total Compensation Amount	$ 2,515,877	2,831,491	2,605,661	2,286,214
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,829,745	2,750,584	2,534,488	508,046
Adjustment to Non-PEO NEO Compensation Footnote	The "2023 Summary Compensation Table" totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments as set forth in the below table, per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”. We did not make any assumptions in valuation that differs materially from those disclosed as of the grant date of such equity awards with respect to the amounts added relative to stock and option awards.

Adjustments to Determine "Compensation Actually Paid”
	2023		2022		2021		2020
	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	7,931,487	2,515,877	5,474,844	2,831,491	4,970,949	2,605,661	3,877,097	2,286,214
Adjustments
Deduction for Grant Date Fair Value of Awards Granted During Year	(4,274,972)	(977,983)	(3,000,000)	(1,540,534)	(2,315,962)	(991,737)	(2,099,940)	(1,012,344)
Adjustment for Fair Value of Equity Calculated Using SEC Methodology (a)
(i) Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	5,480,828	1,253,846	2,427,410	1,246,502	1,100,082	942,150	1,534,311	739,664
(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	2,582,252	818,534	13,051	72,727	258,291	22,031	(715,470)	(588,813)
(iii) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	518,841	219,471	89,581	140,398	18,723	(43,617)	(456,086)	(916,675)
Compensation Actually Paid	12,238,436	3,829,745	5,004,886	2,750,584	4,032,083	2,534,488	2,139,912	508,046
	Compensation Actually Paid excludes the Stock Awards column from the relevant fiscal year’s "Summary Compensation Table" total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, where applicable to us: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The Company does not maintain, nor do the NEOs participate in, any defined benefit or actuarial pension plans for which adjustments were required pursuant to Item 402(v).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2023 Most Important Performance Metrics
BVPS
Return on Equity
Net Operating Income

Total Shareholder Return Amount	$ 89	63	66	68
Peer Group Total Shareholder Return Amount	112	80	91	86
Net Income (Loss)	$ 322,100,000	$ 292,900,000	$ 231,100,000	$ 171,600,000
Company Selected Measure Amount | $ / shares	25.54	21.76	18.23	15.45
PEO Name	Mr. Pollitzer	Mr. Pollitzer	Ms. Claudia Merkle	Ms. Merkle
Additional 402(v) Disclosure
Relationship Between "Compensation Actually Paid" and Performance
The following graphs show the relationship between compensation actually paid to our executives in the last four years from 2020 through the end of 2023 as disclosed in the Pay vs. Performance table, and each of the following: the Company's cumulative TSR, the peer group cumulative TSR, the Company's net income, and the BVPS.
Tabular List of Most Important Financial Performance Measures
	Below are the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to Company performance. For more information, please see “Compensation of Named Executive Officers – Compensation Discussion and Analysis” and Appendix B in this proxy statement for a reconciliation of the below financial measures to the most directly comparable GAAP measure.
Measure:: 1
Pay vs Performance Disclosure
Name	BVPS
Non-GAAP Measure Description	BVPS (excluding net unrealized gains and losses) is a non-GAAP measure, and is defined as total shareholder's equity, excluding the after-tax effects of unrealized gains and losses on investments, divided by shares outstanding. For more detail, please see Appendix B.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Net Operating Income
PEO | Adjustment, Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,274,972)	$ (3,000,000)	$ (2,315,962)	$ (2,099,940)
PEO | Adjustment, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,480,828	2,427,410	1,100,082	1,534,311
PEO | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,582,252	13,051	258,291	(715,470)
PEO | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,841	89,581	18,723	(456,086)
Non-PEO NEO | Adjustment, Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(977,983)	(1,540,534)	(991,737)	(1,012,344)
Non-PEO NEO | Adjustment, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,253,846	1,246,502	942,150	739,664
Non-PEO NEO | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,534	72,727	22,031	(588,813)
Non-PEO NEO | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 219,471	$ 140,398	$ (43,617)	$ (916,675)